Operating Segments - Geographic Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 56,440	$ 42,745	$ 41,208	$ 42,618	$ 40,235	$ 40,096	$ 38,105	$ 26,296	$ 18,795	$ 154,294	$ 124,061	$ 166,806	$ 123,292	$ 72,140
Long-Lived Assets		75,377				70,767						75,377	70,767	44,114
United States
Segment Reporting Information [Line Items]
Revenues												138,510	110,392	72,140
Long-Lived Assets		70,208				63,858						70,208	63,858	44,045
Other
Segment Reporting Information [Line Items]
Revenues												28,296	12,900	0
Long-Lived Assets		$ 5,169				$ 6,909						$ 5,169	$ 6,909	$ 69